Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€) segment
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 612	€ 1,748
Interest costs capitalised	€ 12	€ 17
Number of operating segments | segment	2	3
Biopharma
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 593	€ 1,678
Biopharma | Manufacturing & Supply
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	429	1,129
Consumer Healthcare
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	19	70
Consumer Healthcare | Manufacturing & Supply
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	€ 16	€ 63